Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 01, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Exceptional Items [line items]
COVID-19 costs			$ (105)	$ (182)
Restructuring			(172)	(157)	$ (170)
Business and asset disposal (including impairment losses)			(247)	(239)	(50)
Acquisition costs business combinations			(17)	(25)	(23)
Zenzele Kabili costs			(72)
Impairment of goodwill		$ (2,500)		(2,500)
Brazil State tax regularization program					(74)
Cost related to public offering of minority stake in Budweiser APAC					(6)
Impact on profit from operations			(614)	(3,103)	(323)
Gain on divestiture of Australia (discontinued operations)	$ 1,919
Impact on profit			$ (614)	(1,184)	$ (323)
Carlton United Breweries [Member]
Disclosure of Exceptional Items [line items]
Gain on divestiture of Australia (discontinued operations)	$ 1,919			$ 1,919